Dividends (Tables)	12 Months Ended
Sep. 30, 2023
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 72 cents per share (2022: 64 cents, 2021: 60 cents) all fully franked at 30%	2,527	2,241	2,201	2,527	2,241
Total dividends not recognised at year end	2,527	2,241	2,201	2,527	2,241